Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Key Management Personnel	The remuneration of members of key management personnel were as follows:
	For the year ended December 31, 2024	For the year ended December 31, 2023
	$	$
Management salaries and benefits	1,303,494	1,334,590
Share-based payments	302,191	407,115
	1,605,685	1,741,705